February 24, 2005

Securities and Exchange Commission

Division of Corporation Finance

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Ultrapar Participações S.A.

Ladies and Gentlemen:

On behalf of Ultrapar Participações S.A. (the “Company”), a company incorporated under the laws of Brazil, we enclose herewith Amendment No. 1 to the Registration Statement on Form F-1, Registration No. 333-122496 for filing on EDGAR pursuant to the Securities Act of 1933, as amended, relating to a proposed offering of up to 6,146,901,164 of the Company’s preferred shares including preferred shares represented by American Depositary Shares. The ADSs are listed on the New York Stock Exchange under the symbol “UGP”.

This letter confirms that an oral request for acceleration of the effective date of the Registration Statement will be made in accordance with Rule 461 of the Act. The Company and the managing underwriters are aware of their obligations under the Act.

Securities and Exchange Commission 2	February 24, 2005

If you have any questions regarding this filing, please feel free to call the undersigned at (212) 450-4779.

Very truly yours,

/s/ Andrés V. Gil
Andrés V. Gil

cc:	Roberto Kutschat

Angela Pegas

André Covré

Sara Hanks